Summary of Gross Unrealized Losses Based On Ratio of Fair Value to Amortized Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	$ 363	$ 18
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	189	243
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	552	261
99.9% - 80.0% [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	363	18
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	107	85
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	470	103
Less than 80.0% [Member] | Residential mortgage-backed securities [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	21	50
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	21	50
Less than 80.0% [Member] | Other asset-backed securities [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	61	72
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	61	72
Less than 80.0% [Member] | Other [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		36
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total		$ 36